GEOGRAPHIC INFORMATION - Schedule of Revenues by Geographic Areas (Details) - Operating Segments [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Total	$ 53,472	$ 32,577
Israel [Member]
Total	9,045	11,035
Asia & Australia [Member]
Total	3,106	1,210
USA [Member]
Total	39,839	12,871
Latin America [Member]
Total	132	527
Europe [Member]
Total	$ 1,350	$ 6,934